Accounts Receivable	6 Months Ended
Jun. 30, 2011
Accounts Receivable
Accounts Receivable

7.                  Accounts Receivable

Accounts receivable consist of the following:

	June 30 (Unaudited)	June 30 (Unaudited)
	(RMB’000)	(US$’000)

Accounts receivable	1,169,711	180,972
Less: Allowance for doubtful accounts	(46,901)	(7,256)

	1,122,810	173,716

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Movements in allowance for doubtful accounts:
Balance at the beginning of the period	(139)	(22)
Increase from acquisition of PGW	(46,407)	(7,180)
Provision for doubtful collection	(355)	(55)

Balance at the end of the period	(46,901)	(7,257)